Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Changes In Accumulated Other Comprehensive Income By Components
The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $113,365, $66,259 and $50,019, for the years ended December 31, 2021, 2020 and 2019, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) with respect to pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2019	$(3,158)	$(39,499)	$(52,287)	$(94,944)
Other comprehensive income (loss) before reclassifications	19,838	(60,161)	6,822	(33,501)
Amount reclassified from accumulated other comprehensive income (loss)	(9,873)	(6,645)	—	(16,518)
Net current-period other comprehensive income (loss)	9,965	(66,806)	6,822	(50,019)

Balance as of January 1, 2020	$6,807	$(106,305)	$(45,465)	$(144,963)
Other comprehensive income (loss) before reclassifications	11,798	(57,359)	2,014	(43,547)
Amount reclassified from accumulated other comprehensive income (loss)	(39,280)	16,568	—	(22,712)
Net current-period other comprehensive income (loss)	(27,482)	(40,791)	2,014	(66,259)

Balance as of January 1, 2021	$(20,675)	$(147,096)	$(43,451)	$(211,222)
Other comprehensive income (loss) before reclassifications	100,900	47,229	(5,795)	111,519
Amount reclassified from accumulated other comprehensive income (loss)	(29,655)	686	—	1,846
Net current-period other comprehensive income (loss)	71,245	47,915	(5,795)	113,365
Balance as of December 31, 2021	$50,570	$(99,181)	$(49,246)	$(97,857)

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2%-19%
Instruments, machinery and equipment	9%-32%
Office furniture and other	7%-21%
Motor vehicles and airplanes	13%-17%	(Mainly 15%)
(*) Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.
Income Statement Impact of Cumulative Catch-Up Adjustments
The aggregate cumulative catch-up adjustment in EAC estimates on significant contracts had the following favorable/ (unfavorable) impact on the Company's operating results:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Cost of revenues, net	$(8,300)	$(45,700)	$4,600
Percentage of cost of revenues(*)	(0.21)%	(1.33)%	0.14%
Net income	$(7,200)	$(39,400)	$4,200
Diluted earning per share	$(0.16)	$(0.89)	$0.10

(*)     Percentage of cost of revenues during 2020 excludes impairment of assets related to the COVID-19 impact (see Note 1C). During 2019 it excluded non-recurring acquisition related expenses recorded in cost of revenues.

Schedule of Disaggregation of Revenue
Disaggregation of revenue:

Revenue by products and services was as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Revenue from sale of products	$4,845,020	$4,312,010	$4,146,618
Service revenue	433,501	350,562	361,782
	$5,278,521	$4,662,572	$4,508,400

Revenue by transfer type was as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Over time	$3,418,605	$3,243,785	$3,432,511
Point in time	1,859,916	1,418,787	1,075,889
	$5,278,521	$4,662,572	$4,508,400
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

S.    REVENUE RECOGNITION (Cont.)

Revenue by customers was as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Israel Government Authorities (1,2)	$1,114,048	$1,081,609
US Government (2)	1,115,914	1,030,313
Other Governments	2,540,795	2,107,730
Commercial sales and other	507,764	442,920
	$5,278,521	$4,662,572
(1) Including U.S. Foreign Military Financing sales
(2) Including indirect sales

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2021	2020
Balance, at January 1	$224,355	$181,323
Warranties issued during the year	39,993	114,730
Reduction due to expired warranties or claims during the year	(112,634)	(71,698)
Additions resulting from acquisitions	47,224	—
Balance, at December 31	$198,938	$224,355

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:
Fair value measurement at December 31, 2021 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives and option contracts	$—	$87,878	$—
Cross-currency interest rate swap	—	27,286	—
Premises evacuation building input index receivable	—	—	51,791
Investments elected to be accounted for using the fair value method	—	—	61,244
Liabilities
Contingent purchase obligation	—	—	(85,579)
Foreign currency derivative and option contracts	—	(40,815)	—
Total	$—	$74,349	$27,456

Fair value measurement at December 31, 2020 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives and option contracts	$—	$14,676	$—
Cross-currency interest rate swap	—	16,851	—
Premises evacuation building input index receivable	—	—	29,133
Investments elected to be accounted for using the fair value method	—	—	42,963
Liabilities
Contingent purchase obligation	—	—	(141,178)
Foreign currency derivative and option contracts	—	(22,579)	—
Total	$—	$8,948	$(69,082)